Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements
Accounts receivable trade, allowance	$ 32,733	$ 32,941
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	59,180,624	58,496,685
Common shares, shares outstanding (in shares)	59,180,624	58,496,685
Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 3,462	$ 3,642
Advances to suppliers, allowance for doubtful	$ 5,222	$ 5,222
Common share, par value (in dollars per share)	$ 0
Common shares, shares issued (in shares)	59,180,624	58,496,685
Common shares, shares outstanding (in shares)	59,180,624	58,496,685